Consolidated Statements Of Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
UTILITY OPERATING REVENUES	$ 292,477	$ 314,160	$ 624,678	$ 669,463	$ 1,321,674	$ 1,255,734	$ 1,229,777
UTILITY OPERATING EXPENSES:
Fuel	77,084	97,844	162,516	201,942	411,217	376,450	340,647
Other operating expenses	54,832	55,393	109,808	117,512	218,932	235,082	217,124
Power purchased	31,409	26,384	73,985	64,132	116,648	94,265	121,238
Maintenance	40,755	32,778	72,037	64,751	113,248	112,913	99,568
Depreciation and amortization	42,931	46,380	89,376	92,435	185,263	182,305	176,843
Taxes other than income taxes	10,559	11,004	23,492	23,212	45,218	45,425	44,295
Income taxes - net	8,781	11,203	26,982	27,762	70,235	58,548	67,162
Total utility operating expenses	266,351	280,986	558,196	591,746	1,160,761	1,104,988	1,066,877
UTILITY OPERATING INCOME	26,126	33,174	66,482	77,717	160,913	150,746	162,900
OTHER INCOME AND (DEDUCTIONS):
Allowance for equity funds used during construction	3,079	1,350	6,297	2,963	7,381	4,331	1,087
Loss on early extinguishment of debt	(19,323)	0	(19,323)	0
Miscellaneous income and (deductions) - net	(742)	(566)	(1,368)	(1,541)	(2,236)	(2,880)	(2,290)
Income tax benefit applicable to nonoperating income	12,557	5,397	18,581	11,151	22,191	20,806	19,463
Total other income and (deductions) - net	(4,429)	6,181	4,187	12,573	27,336	22,257	18,260
INTEREST AND OTHER CHARGES:
Interest on long-term debt	27,695	26,659	55,341	53,099	108,104	104,602	103,435
Other interest	499	466	948	919	1,865	1,794	1,913
Allowance for borrowed funds used during construction	(2,567)	(749)	(5,233)	(1,732)	(4,963)	(2,517)	(1,059)
Amortization of redemption premiums and expense on debt	1,335	1,316	2,669	2,635	5,275	5,075	4,875
Total interest and other charges - net	26,962	27,692	53,725	54,921	110,281	108,954	109,164
NET INCOME	(5,265)	11,663	16,944	35,369	77,968	64,049	71,996
LESS: PREFERRED DIVIDENDS OF SUBSIDIARY	804	804	1,607	1,607	3,213	3,213	3,213
NET INCOME (LOSS) APPLICABLE TO COMMON STOCK	(6,069)	10,859	15,337	33,762	74,755	60,836	68,783
Indianapolis Power And Light Company [Member]
UTILITY OPERATING REVENUES	292,477	314,160	624,678	669,463	1,321,674	1,255,734	1,229,777
UTILITY OPERATING EXPENSES:
Fuel	77,084	97,844	162,516	201,942	411,217	376,450	340,647
Other operating expenses	54,832	55,393	109,808	117,512	218,932	235,082	217,124
Power purchased	31,409	26,384	73,985	64,132	116,648	94,265	121,238
Maintenance	40,755	32,778	72,037	64,751	113,248	112,913	99,568
Depreciation and amortization	42,931	46,380	89,376	92,435	185,263	182,305	176,843
Taxes other than income taxes	10,559	11,004	23,492	23,212	45,218	45,425	44,295
Income taxes - net	8,781	11,203	26,982	27,762	70,235	58,548	67,162
Total utility operating expenses	266,351	280,986	558,196	591,746	1,160,761	1,104,988	1,066,877
UTILITY OPERATING INCOME	26,126	33,174	66,482	77,717	160,913	150,746	162,900
OTHER INCOME AND (DEDUCTIONS):
Allowance for equity funds used during construction	3,079	1,350	6,297	2,963	7,381	4,331	1,087
Miscellaneous income and (deductions) - net	(296)	(304)	(627)	(1,008)	(1,203)	(1,981)	(1,457)
Income tax benefit applicable to nonoperating income	248	328	478	551	953	828	(654)
Total other income and (deductions) - net	3,031	1,374	6,148	2,506	7,131	3,178	(1,024)
INTEREST AND OTHER CHARGES:
Interest on long-term debt	15,286	14,409	30,682	28,599	59,104	55,602	54,435
Other interest	499	466	948	919	1,865	1,794	1,913
Allowance for borrowed funds used during construction	(2,567)	(749)	(5,233)	(1,732)	(4,963)	(2,517)	(1,059)
Amortization of redemption premiums and expense on debt	595	625	1,188	1,253	2,510	2,493	2,458
Total interest and other charges - net	13,813	14,751	27,585	29,039	58,516	57,372	57,747
NET INCOME	15,344	19,797	45,045	51,184	109,528	96,552	104,129
LESS: PREFERRED DIVIDENDS OF SUBSIDIARY	804	804	1,607	1,607	3,213	3,213	3,213
NET INCOME (LOSS) APPLICABLE TO COMMON STOCK	$ 14,540	$ 18,993	$ 43,438	$ 49,577	$ 106,315	$ 93,339	$ 100,916